Commitments - Revenues from non-cancellable charter agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating lease payments
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 2,276,070
Not later than one year
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	542,913
Later than one year and not later than two years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	421,640
Later than two years and not later than three years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	352,986
Later than three years and not later than four years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	325,410
Later than four years and not later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	257,903
Later than five years
Operating lease payments
Future gross minimum lease revenues receivable in relation to non-cancellable time charter agreements	$ 375,218